Subsequent Events - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($) ₪ / $	Mar. 31, 2016 USD ($)	Apr. 30, 2016 CAD / $
Forward Contracts [Member] | Canadian Dollars [Member]
Subsequent Event [Line Items]
Forward contracts purchase amount		$ 24,900
Subsequent Event [Member]
Subsequent Event [Line Items]
Weighted-average forward exchange rate	3.70		1.27
Subsequent Event [Member] | Forward Contracts [Member] | New Israeli Shekels [Member]
Subsequent Event [Line Items]
Forward contracts purchase amount	$ 45,000
Subsequent Event [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Subsequent Event [Line Items]
Forward contracts purchase amount	82,451
Subsequent Event [Member] | First Twelve Months Beginning September 2016 [Member] | Forward Contracts [Member] | New Israeli Shekels [Member]
Subsequent Event [Line Items]
Forward contracts purchase amount	2,083
Subsequent Event [Member] | First Twelve Months Beginning September 2016 [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Subsequent Event [Line Items]
Forward contracts purchase amount	3,900
Subsequent Event [Member] | Remaining Twelve Months Purchase Period [Member] | Forward Contracts [Member] | New Israeli Shekels [Member]
Subsequent Event [Line Items]
Forward contracts purchase amount	1,667
Subsequent Event [Member] | Remaining Twelve Months Purchase Period [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Subsequent Event [Line Items]
Forward contracts purchase amount	$ 2,900